Impairment of long-lived assets (Tables)	12 Months Ended
Dec. 31, 2023
Impairment of long-lived assets [Abstract]
Key Assumptions Used in Historical Data from External and Internal Sources	The value of the key assumptions used reflects historical data from external and internal sources and are shown below:
	2023	2022
Growth rate	2.3%	2.5%
Discount rate	11.21%	10.85%